INTEREST IN JOINT VENTURES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision for Losses on Joint Ventures	$ 2,445,000	$ 10,667,000
Unrecognised share of losses of joint ventures	$ 454,000	$ 12,946,000	$ 3,472,000